Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB ANNUITY PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Apr. 14, 2016
Schwab Government Money Market Portfolio™
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Schwab Government Money Market Portfolio™ (formerly, Schwab Money Market Portfolio) Portfolio Summary
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The portfolio's goal is to seek the highest current income consistent with stability of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Portfolio fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the portfolio. The figures in the Fee Table and Example do not reflect the expenses of any life insurance company separate account that invests in the portfolio or charges of any annuity or life insurance contract issued by such life insurance company. If they were reflected, fees would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual portfolio operating expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 29, 2018
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. The table does not reflect separate account or insurance contract fees and expenses. If they were reflected, costs would be higher. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue its goal, the portfolio is authorized to invest in U.S. government securities, such as:
  U.S. Treasury bills and notes
  other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac and the Federal Home Loan Banks
  repurchase agreements that are collateralized fully by cash and/or U.S. government securities obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities
The portfolio intends to operate as a government money market fund under the regulations governing money market funds.

The portfolio will (i) invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and (ii) under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in U.S. government securities, including repurchase agreements that are collateralized fully by U.S. government securities. With respect to the 80% policy, the portfolio will notify its shareholders at least 60 days before changing the policy.

In choosing securities, the portfolio's manager seeks to maximize current income within the limits of the portfolio's investment objective and credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the portfolio owns or is considering buying. The manager may adjust the portfolio's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the portfolio seeks to maintain a stable $1.00 share price.

		As a government money market fund, the portfolio's Board of Trustees (the Board) has determined not to subject the portfolio to a liquidity fee and/or a redemption gate on fund redemptions. Please note that the Board has reserved its ability to change this determination with respect to liquidity fees and/or redemption gates, but only after providing appropriate prior notice to shareholders.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The portfolio is subject to risks, any of which could cause an investor to lose money. The portfolio's principal risks include:

Investment Risk. You could lose money by investing in the portfolio. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The portfolio's sponsor has no legal obligation to provide financial support to the portfolio, and you should not expect that the sponsor will provide financial support to the portfolio at any time.

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the portfolio's yield will change over time. During periods when interest rates are low, the portfolio's yield (and total return) also will be low or may even be negative, which may make it difficult for the portfolio to pay expenses out of portfolio assets or maintain a stable $1.00 share price. A change in a central bank's monetary policy or improving economic conditions, among other things, may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the portfolio to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the portfolio's money market securities holdings. In addition, to the extent the portfolio makes any reimbursement payments to the investment adviser and/or its affiliates, the portfolio's yield would be lower.

Stable Net Asset Value Risk. If the portfolio or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the portfolio's share price. The portfolio is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.

Repurchase Agreements Risk. When the portfolio enters into a repurchase agreement, the portfolio is exposed to the risk that the other party (i.e., the counter-party) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the portfolio buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.

Credit Risk. The portfolio is subject to the risk that a decline in the credit quality of a portfolio investment could cause the portfolio to lose money or underperform. The portfolio could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the portfolio's investments in repurchase agreements are collateralized at all times, there is some risk to the portfolio if the other party should default on its obligations and the portfolio is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the portfolio's portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the portfolio's share price or yield to fall.

Many of the U.S. government securities that the portfolio invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the portfolio owns do not extend to the shares of the portfolio itself.

Credit and Liquidity Enhancements Risk. The portfolio may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be significant factor in the investment adviser's decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for a purchaser, such as the portfolio. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the portfolio's holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the portfolio. Any decline in the value of the securities held by the portfolio could cause the portfolio's share price or yield to fall. To the extent that a portion of the portfolio's underlying investments are enhanced by the same bank or financial institution, these risks may be increased.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the portfolio to underperform or otherwise not meet its objective. The portfolio's investment adviser applies its own investment techniques and risk analyses in making investment decisions for the portfolio, but there can be no guarantee that they will produce the desired results. The investment adviser's maturity decisions will also affect the portfolio's yield and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the portfolio's yield at times could lag the yields of other money market funds.

Redemption Risk. The portfolio may experience periods of heavy redemptions that could cause the portfolio to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the portfolio may have a significant adverse effect on the portfolio's ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the portfolio, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Money Market Fund Risk. The portfolio is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Tax Diversification Risk. As described above, the portfolio intends to operate as a government money market fund under the regulations governing money market funds. Additionally, the portfolio intends to meet the diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Internal Revenue Code of 1986, as amended (the Diversification Requirements). To satisfy the Diversification Requirements applicable to variable annuity contracts, the value of the assets of the portfolio invested in securities issued by the U.S. government, its agencies or instrumentalities must remain below specified thresholds. For these purposes, each U.S. government agency or instrumentality is treated as a separate issuer.

		Operating as a government money market fund may make it difficult for the portfolio to meet the Diversification Requirements. This difficulty may be exacerbated by the potential increase in demand for the types of securities in which the portfolio invests as a result of changes to the rules that govern SEC registered money market funds. A failure to satisfy the Diversification Requirements could have significant adverse tax consequences for variable annuity contract owners whose contract values are determined by investment in the portfolio. See "Distributions and taxes" for more information.
Risk Lose Money [Text]	rr_RiskLoseMoney	The portfolio is subject to risks, any of which could cause an investor to lose money.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the portfolio's investment results have varied from year to year, and the following table shows the portfolio's average annual total returns for various periods. This information provides some indication of the risks of investing in the portfolio. All figures assume distributions were reinvested. The figures do not reflect the expenses of any life insurance company separate account that invests in the portfolio or charges of any annuity or life insurance contract issued by such life insurance company. Such expenses, if included, would lower the figures shown. The portfolio’s past performance is not necessarily an indication of how the portfolio will perform in the future. Prior to April 14, 2016, the portfolio was named Schwab Money Market Portfolio, and the portfolio operated under certain different investment policies. The portfolio’s historical performance may not represent its current investment policies. Keep in mind that future performance may differ from past performance. Please see www.csimfunds.com/schwabfunds_prospectus or call toll-free1-888-311-4889 for a current seven-day yield.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the portfolio's investment results have varied from year to year, and the following table shows the portfolio's average annual total returns for various periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.csimfunds.com/schwabfunds_prospectus
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that future performance may differ from past performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns (%) as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 1.22% Q3 2006 Worst Quarter: 0.00% Q4 2015
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12/31/15
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-311-4889
Schwab Government Money Market Portfolio™ | Schwab Government Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual portfolio operating expenses	rr_ExpensesOverAssets	0.53%	[1]
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total annual portfolio operating expenses	rr_NetExpensesOverAssets	0.50%	[1],[2]
1 year	rr_ExpenseExampleYear01	$ 51
3 years	rr_ExpenseExampleYear03	164
5 years	rr_ExpenseExampleYear05	290
10 years	rr_ExpenseExampleYear10	$ 659
2006	rr_AnnualReturn2006	4.61%
2007	rr_AnnualReturn2007	4.74%
2008	rr_AnnualReturn2008	2.12%
2009	rr_AnnualReturn2009	0.10%
2010	rr_AnnualReturn2010	0.05%
2011	rr_AnnualReturn2011	0.01%
2012	rr_AnnualReturn2012	0.01%
2013	rr_AnnualReturn2013	0.01%
2014	rr_AnnualReturn2014	0.01%
2015	rr_AnnualReturn2015	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Label	rr_AverageAnnualReturnLabel	Portfolio
1 year	rr_AverageAnnualReturnYear01	0.01%
5 years	rr_AverageAnnualReturnYear05	0.01%
10 years	rr_AverageAnnualReturnYear10	1.15%

[1]	The investment adviser and its affiliates have agreed to limit the total annual portfolio operating expenses (excluding interest, taxes and certain non-routine expenses, and money fund insurance expenses, if any) of the portfolio to 0.50% of the average daily net assets through April 29, 2018. This agreement may only be amended or terminated with the approval of the portfolio’s Board of Trustees. “Non-routine expenses” that are not subject to the foregoing contractual operating expense limitation agreement include, but are not limited to, any reimbursement payments made by the portfolio to the investment adviser and/or its affiliates of portfolio fees and expenses that were previously waived or reimbursed by the investment adviser and/or its affiliates in order to maintain a positive net yield for the portfolio.
[2]	after expense reduction